UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2016

MFS® INSTITUTIONAL

MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Certificates of Deposit - 9.9%
Major Banks - 7.5%
Bank of Montreal/Chicago Branch, 0.37%, due 6/08/16	$34,103,000	$34,103,000
Canadian Imperial Bank of Commerce/New York Branch, 0.37%, due 6/13/16	135,020,000	135,020,000
Wells Fargo Bank N.A., 0.85%, due 8/22/16	144,000,000	144,000,000

		$313,123,000
Other Banks & Diversified Financials - 2.4%
Mizuho Corporate Bank (USA)/New York Branch, 0.62%, due 8/16/16	$100,000,000	$100,000,000
Total Certificates of Deposit, at Cost and Value		$413,123,000

Commercial Paper (y) - 53.9%
Automotive - 7.6%
American Honda Finance Corp., 0.44%, due 6/07/16	$2,500,000	$2,499,817
American Honda Finance Corp., 0.38%, due 6/08/16	34,700,000	34,697,436
American Honda Finance Corp., 0.38%, due 6/14/16	26,370,000	26,366,381
American Honda Finance Corp., 0.4%, due 6/17/16	18,275,000	18,271,751
American Honda Finance Corp., 0.44%, due 7/08/16	23,725,000	23,714,271
American Honda Finance Corp., 0.5%, due 7/18/16	50,000,000	49,967,361
Toyota Motor Credit Corp., 0.38%, due 6/09/16	160,000,000	159,986,489

		$315,503,506
Chemicals - 3.6%
3M Co., 0.34%, due 6/06/16 (t)	$100,000,000	$99,995,231
3M Co., 0.35%, due 6/06/16 (t)	50,000,000	49,997,616

		$149,992,847
Computer Software - Systems - 9.2%
Apple, Inc., 0.36%, due 6/07/16 (t)	$50,000,000	$49,997,000
International Business Machines Corp., 0.44%, due 6/21/16 (t)	88,115,000	88,093,461
International Business Machines Corp., 0.44%, due 6/27/16 (t)	75,000,000	74,976,167
Microsoft Corp., 0.36%, due 6/01/16 (t)	35,850,000	35,850,000
Microsoft Corp., 0.35%, due 6/15/16 (t)	50,000,000	49,993,088
Microsoft Corp., 0.37%, due 6/15/16 (t)	19,000,000	18,997,373
Microsoft Corp., 0.38%, due 6/22/16 (t)	17,500,000	17,496,121
Microsoft Corp., 0.38%, due 7/06/16 (t)	45,000,000	44,983,375

		$380,386,585
Conglomerates - 7.6%
Emerson Electric Co., 0.39%, due 6/06/16 (t)	$29,292,000	$29,290,413
Emerson Electric Co., 0.42%, due 6/06/16 (t)	45,000,000	44,989,645
Emerson Electric Co., 0.4%, due 6/08/16 (t)	13,799,000	13,797,927
Emerson Electric Co., 0.42%, due 6/16/16 (t)	14,680,000	14,677,431
Emerson Electric Co., 0.37%, due 6/22/16 (t)	46,970,000	46,959,192
Siemens Capital Corp., 0.36%, due 6/07/16 (t)	87,000,000	86,994,780
Siemens Capital Corp., 0.45%, due 6/24/16 (t)	39,022,000	39,010,781
Siemens Capital Corp., 0.36%, due 7/12/16 (t)	38,300,000	38,284,297

		$314,004,466
Consumer Products - 0.6%
Reckitt Benckiser Treasury Services PLC, 0.37%, due 6/17/16 (t)	$24,750,000	$24,745,930

Electrical Equipment - 0.7%
General Electric Co., 0.32%, due 6/17/16	$30,373,000	$30,368,680

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) - continued
Electronics - 1.2%
Intel Corp., 0.42%, due 7/29/16 (t)	$50,000,000	$49,966,167

Energy - Integrated - 6.9%
Chevron Corp., 0.39%, due 6/03/16 (t)	$40,000,000	$39,999,133
Chevron Corp., 0.38%, due 6/15/16 (t)	40,000,000	39,994,089
Chevron Corp., 0.521%, due 8/17/16 (t)	40,000,000	39,955,511
Exxon Mobil Corp., 0.35%, due 6/03/16	25,560,000	25,559,503
Exxon Mobil Corp., 0.4%, due 6/23/16	68,945,000	68,928,147
Exxon Mobil Corp., 0.33%, due 6/24/16	47,089,000	47,078,780
Exxon Mobil Corp., 0.36%, due 6/24/16	22,500,000	22,495,117

		$284,010,280
Financial Institutions - 1.8%
GE Capital Treasury Services U.S. LLC, 0.362%, due 6/20/16	$75,000,000	$74,985,750

Food & Beverages - 5.2%
Coca-Cola Co., 0.35%, due 7/06/16 (t)	$33,750,000	$33,738,516
Coca-Cola Co., 0.501%, due 7/19/16 (t)	25,000,000	24,983,333
Coca-Cola Co., 0.42%, due 7/25/16 (t)	23,560,000	23,545,157
PepsiCo, Inc., 0.32%, due 6/06/16 (t)	23,686,000	23,684,947
PepsiCo, Inc., 0.4%, due 6/08/16 (t)	50,000,000	49,996,111
PepsiCo, Inc., 0.35%, due 6/17/16 (t)	35,450,000	35,444,486
PepsiCo, Inc., 0.34%, due 6/20/16 (t)	26,150,000	26,145,308

		$217,537,858
Internet - 0.6%
Alphabet, Inc., 0.44%, due 6/09/16 (t)	$26,500,000	$26,497,409

Pharmaceuticals - 6.3%
Novartis Finance Corp., 0.4%, due 6/01/16 (t)	$55,000,000	$55,000,000
Novartis Finance Corp., 0.46%, due 6/06/16 (t)	11,370,000	11,369,274
Novartis Finance Corp., 0.4%, due 6/14/16 (t)	15,000,000	14,997,833
Sanofi, 0.42%, due 6/14/16 (t)	110,000,000	109,983,317
Sanofi, 0.37%, due 6/20/16 (t)	70,000,000	69,986,331

		$261,336,755
Retailers - 2.6%
Wal-Mart Stores, Inc., 0.36%, due 6/01/16 (t)	$90,000,000	$90,000,000
Wal-Mart Stores, Inc., 0.36%, due 6/13/16 (t)	19,415,000	19,412,670

		$109,412,670
Total Commercial Paper, at Amortized Cost and Value		$2,238,748,903

U.S. Government Agencies and Equivalents (y) - 33.8%
Federal Farm Credit Bank, 0.24%, due 6/03/16	$733,000	$732,990
Federal Farm Credit Bank, 0.22%, due 6/14/16	763,000	762,939
Federal Farm Credit Bank, 0.25%, due 6/21/16	334,000	333,954
Federal Home Loan Bank, 0.235%, due 6/01/16	5,335,000	5,335,000
Federal Home Loan Bank, 0.25%, due 6/02/16	10,000,000	9,999,931
Federal Home Loan Bank, 0.244%, due 6/03/16	118,511,000	118,509,394
Federal Home Loan Bank, 0.265%, due 6/13/16	100,000,000	99,991,167
Federal Home Loan Bank, 0.25%, due 6/14/16	2,092,000	2,091,811
Federal Home Loan Bank, 0.275%, due 6/17/16	13,050,000	13,048,405
Federal Home Loan Bank, 0.32%, due 7/13/16	50,000,000	49,981,333
Federal Home Loan Bank, 0.42%, due 8/10/16	2,287,000	2,285,132

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) - continued
Freddie Mac, 0.2%, due 6/01/16	$22,379,000	$22,379,000
U.S. Treasury Bill, 0.175%, due 6/02/16	84,000,000	83,999,391
U.S. Treasury Bill, 0.325%, due 6/02/16	113,370,000	113,369,177
U.S. Treasury Bill, 0.235%, due 6/16/16	83,000,000	82,991,873
U.S. Treasury Bill, 0.2%, due 7/07/16	144,434,000	144,404,580
U.S. Treasury Bill, 0.225%, due 7/07/16	25,000,000	24,994,908
U.S. Treasury Bill, 0.215%, due 7/14/16	75,000,000	74,980,740
U.S. Treasury Bill, 0.22%, due 7/21/16	50,000,000	49,984,722
U.S. Treasury Bill, 0.19%, due 8/04/16	100,000,000	99,966,222
U.S. Treasury Bill, 0.43%, due 8/08/16	72,777,000	72,720,604
U.S. Treasury Bill, 0.26%, due 8/11/16	168,419,000	168,332,638
U.S. Treasury Bill, 0.31%, due 8/18/16	100,000,000	99,922,509
U.S. Treasury Bill, 0.441%, due 8/25/16	61,600,000	61,536,004
Total U.S. Government Agencies and Equivalents, at Cost and Value		$1,402,654,424

Repurchase Agreements - 2.4%
Goldman Sachs Repurchase Agreement, 0.27%, dated 5/31/16, due 6/01/16, total to be received $100,000,738 (secured by Federal Agency obligations valued at $102,000,107 in an individually traded account), at Cost and Value	$100,000,000	$100,000,000
Total Investments, at Cost and Value		$4,154,526,327

Other Assets, Less Liabilities - (0.0)%		(1,091,443)
Net Assets - 100.0%		$4,153,434,884

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $4,154,526,327.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

5/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$4,154,526,327	$—	$4,154,526,327

For further information regarding security characteristics, see the Portfolio of Investments.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

ii

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 18, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 18, 2016

*	Print name and title of each signing officer under his or her signature.